INTANGIBLE ASSETS (Details Narrative)	9 Months Ended
Sep. 30, 2025 CAD ($)
Disclosure of detailed information about intangible assets [abstract]
Transaction and other costs	$ 193,382
Fair value of cost of disposal, percentage	2.00%